COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	12 Months Ended
	Nov. 16, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Feb. 10, 2023 $ / shares	Jan. 23, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares			$ 0.35
Aggregate deferred fee			$ 9,660,000
Deferred underwriting fee payable			$ 5,892,600			$ 9,660,000
Maximum number of demands for registration of securities | item			3
Deferred underwriting fee payable derecognized	$ 3,767,400
Deferred Offering Costs	3,767,400
Balance of the deferred underwriting fee payable			$ 1,255,800
Warrants
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee payable derecognized	162,571
Subsequent event
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee payable derecognized		$ 4,636,800
Deferred Offering Costs					$ 4,636,800
Subsequent event | Warrants
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee payable derecognized		200,087
Class A Common stock
COMMITMENTS AND CONTINGENCIES
Common stock par value | $ / shares			$ 0.0001			$ 0.0001
Deferred underwriting fee payable derecognized	$ 3,604,829
Class A Common stock | Subsequent event
COMMITMENTS AND CONTINGENCIES
Common stock par value | $ / shares				$ 0.0001
Deferred underwriting fee payable derecognized		$ 4,436,713
Business Combination Agreement | Class A Common stock | AEON
COMMITMENTS AND CONTINGENCIES
Common stock par value | $ / shares			$ 0.0001
Equity value of the company to be acquired			$ 165,000,000
Shares held back to satisfy the conditions | shares			809,000